Filed pursuant to Rule 497(e)
Registration Nos. 333-215588; 811-23226
B.A.D. ETF (BAD)
(the “Fund”)

February 1, 2022

Supplement to the Statement of Additional Information (“SAI”)
dated December 17, 2021

Effective February 4, 2022, the size of Creation Units (as defined in the SAI) for the Fund is 20,000 shares.

Please retain this Supplement with your SAI for future reference.